NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NOTES PAYABLE
10. NOTES PAYABLE

On May 2, 2020, the Company entered into a Paycheck Protection Program loan for $710,500 in connection with the CARES Act related to COVID-19. $395,411 of the Paycheck Protection Program loan is classified as current. The promissory note has a fixed payment schedule, commencing ten months following the funding of the note and consisting of seventeen monthly payments of principal and interest, with the principal component of each payment based upon the level of amortization of principal over a two year period from the funding date. A final payment for the unpaid principal and accrued interest will be payable no later than May 2, 2022. The note will bear interest at a rate of 1.00% per annum and is deferred for the first six months of the loan. Certain portions of the loan and accrued interest may qualify for loan forgiveness based on the terms of the program.

	December 31,	December 31,
	2019	2018
The Company obtained an $85,670 promissory note with a maturity date of June 30, 2019, an interest rate of 6%, which is repayable in monthly installments of principal and interest of $2,270. The note is unsecured. The note has been fully repaid as of December 31, 2019.	$-	$13,358